Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Deferred Tax Assets And Liabilities Abstract
Net loss before income taxes	$ (11,657,674)	$ (8,131,197)	$ (2,300,571)	$ (1,394,641)
Statutory income tax rate	26.50%	26.50%	26.50%	26.50%
Income tax benefit	$ (3,089,284)	$ (2,154,767)	$ (609,651)	$ (369,580)
Foreign rate differential	(323,877)	1,227,150	379,594	230,116
Unrecognized loss carryforwards	$ 5,168,873	1,089,449	230,057	139,464
Deferred tax assets and liabilities